Summary of Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Supplemental Data
Summary of Other Current Assets	$ 694	$ 495
Prepaid Expense, Current	292	238
Time deposits, Other Current Assets	171	147
Other Assets, Miscellaneous, Current	117	68
Derivative Asset, Current	$ 114	$ 42